Revisions (Details) - Schedule of Consolidated Statement of Operations and Comprehensive Income - Vaso Corporation and Subsidaries [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
As Reported [Member]
Schedule of Consolidated Statement of Operations and Comprehensive Income [Line Items]
Operating income	$ 7,033
Net income	11,873
Comprehensive income	$ 11,530
– basic (in Dollars per share) | $ / shares	$ 0.07
– diluted (in Dollars per share) | $ / shares	$ 0.07
As Reported [Member] | Professional Sales Services [Member]
Schedule of Consolidated Statement of Operations and Comprehensive Income [Line Items]
Professional sales services	$ 37,344
Cost of professional sales services	7,056
As Reported [Member] | Professional Sales Services Segment [Member]
Schedule of Consolidated Statement of Operations and Comprehensive Income [Line Items]
Gross Profit – professional sales services segment	30,288
Adjustment [Member]
Schedule of Consolidated Statement of Operations and Comprehensive Income [Line Items]
Operating income	(579)
Net income	(579)
Comprehensive income	$ (579)
– basic (in Dollars per share) | $ / shares	$ 0
– diluted (in Dollars per share) | $ / shares	$ 0
Adjustment [Member] | Professional Sales Services [Member]
Schedule of Consolidated Statement of Operations and Comprehensive Income [Line Items]
Professional sales services	$ (723)
Cost of professional sales services	(144)
Adjustment [Member] | Professional Sales Services Segment [Member]
Schedule of Consolidated Statement of Operations and Comprehensive Income [Line Items]
Gross Profit – professional sales services segment	(579)
As Revised [Member]
Schedule of Consolidated Statement of Operations and Comprehensive Income [Line Items]
Operating income	6,454
Net income	11,294
Comprehensive income	$ 10,951
– basic (in Dollars per share) | $ / shares	$ 0.07
– diluted (in Dollars per share) | $ / shares	$ 0.06
As Revised [Member] | Professional Sales Services [Member]
Schedule of Consolidated Statement of Operations and Comprehensive Income [Line Items]
Professional sales services	$ 36,621
Cost of professional sales services	6,912
As Revised [Member] | Professional Sales Services Segment [Member]
Schedule of Consolidated Statement of Operations and Comprehensive Income [Line Items]
Gross Profit – professional sales services segment	$ 29,709